Accounts Receivable, net - Schedule of Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Gross accounts receivable	$ 4,339	$ 1,976
Less: Allowances	(222)	(170)	$ (160)	$ (145)
Accounts receivable	$ 4,117	$ 1,806